GOODWILL AND OTHER INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 8. GOODWILL AND OTHER INTANGIBLE ASSETS

Intangible assets consisted of the following as of September 30, 2024 and December 31, 2023:

	September 30, 2024				December 31, 2023
	Gross value	Accumulated amortization	Accumulated Impairment	Net carrying value	Gross value	Accumulated amortization	Net carrying value
Amortized intangible assets:
Licenses (video solutions segment)	$151,652	$23,907	$—	$127,745	$225,545	$89,887	$135,658
Patents and trademarks (video solutions segment)	483,521	355,314	—	128,207	483,521	266,403	217,118
Sponsorship agreement network (entertainment segment)	5,600,000	3,453,333	—	2,146,667	5,600,000	2,613,333	2,986,667
SEO content (entertainment segment)	600,000	462,500	—	137,500	600,000	350,000	250,000
Personal seat licenses (entertainment segment)	117,339	12,060	—	105,279	180,081	14,004	166,077
Software	23,653	—	—	23,653
Website enhancements (entertainment segment)	35,900	6,841	—	29,059	13,500	—	13,500
Client agreements (revenue cycle management segments)	999,034	301,695	—	697,339	999,034	226,768	772,266
	8,011,099	4,615,650	—	3,395,449	8,101,681	3,560,395	4,541,286

Indefinite life intangible assets:
Goodwill (Entertainment segment)	6,112,507	—	307,000	5,805,507	5,886,548	—	5,886,548
Goodwill (Revenue cycle management segment)	5,480,966	—	4,322,000	1,158,966	5,480,966	—	5,480,966
Trade name and trademarks (entertainment segment)	900,000	—	201,000	699,000	600,000	—	600,000
Patents and trademarks pending (video solutions segment)	91,623	—	—	91,623	1,622	—	1,622

Total	$20,596,195	$4,615,650	$4,830,000	$11,150,545	$20,070,817	$3,560,395	$16,510,422

Patents and trademarks pending will be amortized beginning at the time they are issued by the appropriate authorities. If issuance of the final patent or trademark is denied, then the amount deferred will be immediately charged to expense.

Amortization expense for the three months ended September 30, 2024 and 2023 was $371,772 and $377,485, respectively and $1,106,939 and $1,122,635 for the nine months ended September 30, 2024 and 2023, respectively. Estimated amortization for intangible assets with definite lives for the next five years ending December 31 and thereafter is as follows:

Year ending December 31:
2024 (October 1, 2024 to December 31, 2024)	$371,227
2025	1,418,272
2026	913,733
2027	116,387
2028 and thereafter	575,830
$3,395,449

Interim impairment test

We performed an interim impairment test as of the last day of the fiscal third quarter of 2024 as management determined that a triggering event had occurred resulting from the additional decline in demand for our services, prolonged economic uncertainty, the fact that the split-off transaction did not occur when and as expected and a further decrease in our stock price. Therefore, we performed an interim impairment test as of the September 30, 2024 for our reporting units with remaining goodwill.

The fair value of each reporting unit was estimated using a weighting of the income and market valuation approaches. The income approach applied a fair value methodology to each reporting unit based on discounted cash flows. This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internally-developed forecasts of revenue and profitability, estimation of the long-term rate of growth for our business, estimation of the useful life over which cash flows will occur, and determination of our weighted average cost of capital, which is risk-adjusted to reflect the specific risk profile of the reporting unit being tested. The weighted average cost of capital used in our most recent impairment test ranged from 21% to 32.5%. We also applied a market approach, which develops a value correlation based on the market capitalization of similar publicly traded companies, referred to as a multiple, to apply to the operating results of the reporting units. The primary market multiples used are revenue and earnings before interest, taxes, depreciation, and amortization. The income and market approaches were equally weighted in our most recent annual impairment test, for all of the reporting units.

The combined fair values for all reporting units were then reconciled to our aggregate market value of our shares of common stock on the date of valuation, while considering a reasonable control premium. We consider a reporting unit’s fair value to be substantially in excess of the reporting unit’s carrying value at a 20% premium or greater. Based on our most recent impairment test, the video solutions reporting unit’s fair value was substantially in excess of its carrying value, while the revenue cycle management and entertainment segments were determined to be impaired.

We held goodwill of $5,480,966 as of September 30, 2024 and December 31, 2023, related to businesses within our revenue cycle management segment. We held goodwill of $6,112,507 and $5,886,548 as of September 30, 2024 and December 31, 2023, respectively, related to businesses within our entertainment segment. As a result of our September 30, 2024 interim impairment test, we concluded that the carrying amount of the revenue cycle management and the entertainment reporting units exceeded its estimated fair values. Thus, we recorded a non-cash goodwill impairment charge of $4,322,000, related to the goodwill carrying balance for the revenue cycle management segment, and a non-cash goodwill impairment charge of $307,000, related to the goodwill carrying balance for the entertainment segment, both of which was included in goodwill and intangible asset impairment charge on our Condensed Consolidated Statements of Operations for the three and nine months ended September 30, 2024. The goodwill impairment was primarily driven by recent performance of the revenue cycle management and entertainment reporting units since our annual impairment testing date, as well as a delay in the projected timing of recovery. The remaining balance for the goodwill carrying balance related to businesses within our revenue cycle management segment and entertainment segment was $1,158,966 and $5,805,507, respectively as of September 30, 2024.

Indefinite-lived intangible assets

We held indefinite-lived trade names/trademarks of $900,000 and $600,000 as of September 30, 2024 and December 31, 2023, respectively, related to businesses within our entertainment segment.

During the three months ended September 30, 2024, we concluded that the carrying amount of a trade name/trademark related to the entertainment segment exceeded its estimated fair value and we recorded a non-cash impairment charge of $201,000, which was included in goodwill and intangible asset impairment charge on our Condensed Consolidated Statements of Operations for the three and nine months ended September 30, 2024. The charge was primarily driven by the split-off transaction not being completed when and as expected and our recent revenue and operating performance of the related business given a decline in demand and overall economic uncertainty. The remaining balance for this trade name/trademark was $699,000 as of September 30, 2024.

NOTE 8. GOODWILL AND OTHER INTANGIBLE ASSETS

Intangible assets consisted of the following at December 31, 2023 and 2022:

	December 31, 2023			December 31, 2022
	Gross value	Accumulated amortization	Net carrying value	Gross value	Accumulated amortization	Net carrying value
Amortized intangible assets:
Licenses (video solutions segment)	$225,545	$89,887	$135,658	$211,183	$80,378	$130,805
Patents and trademarks (video solutions segment)	483,521	266,403	217,118	472,077	305,021	167,056
Sponsorship agreement network (entertainment segment)	5,600,000	2,613,333	2,986,667	5,600,000	1,493,333	4,106,667
SEO content (entertainment segment)	600,000	350,000	250,000	600,000	200,000	400,000
Personal seat licenses (entertainment segment)	180,081	14,004	166,077	180,081	8,001	172,080
Website enhancements (entertainment segment)	13,500	—	13,500	—	—	—
Client agreements (revenue cycle management segments)	999,034	226,768	772,266	999,034	126,864	872,170
	8,101,681	3,560,395	4,541,286	8,062,375	2,213,597	5,848,778

Indefinite life intangible assets:
Goodwill (entertainment and revenue cycle management segments)	11,367,514	—	11,367,514	11,367,514	—	11,367,514
Trade name (entertainment segment)	600,000	—	600,000	600,000	—	600,000
Patents and trademarks pending (video solutions segment)	1,622	—	1,622	56,678	—	56,678

Total	$20,070,817	$3,560,395	$16,510,422	$20,086,567	$2,213,597	$17,872,970

Patents and trademarks pending will be amortized beginning at the time they are issued by the appropriate authorities. If issuance of the final patent or trademark is denied, then the amount deferred will be immediately charged to expense.

Amortization expense for the years ended December 31, 2023 and 2022 was $1,507,134 and $1,562,558, respectively. Estimated amortization for intangible assets with definite lives for the next five years ending December 31, 2023, and thereafter is as follows:

Year ending December 31:
2024	$1,502,013
2025	1,409,517
2026	904,979
2027	112,965
2028 and thereafter	611,810
$4,541,284